Document And Entity Information	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2022
Entity Registrant Name	Duck Creek Technologies, Inc.
Entity Central Index Key	0001160951
Entity Emerging Growth Company	false
Securities Act File Number	001-39449
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3723837
Entity Address, Address Line One	22 Boston Wharf Rd., Floor 10
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(888)
Local Phone Number	724-3509
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DCT
Security Exchange Name	NASDAQ